Pension Plans and Other Postretirement Benefits Pension Plans and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Schedule of Changes in Projected Benefit Obligation
The following tables outline the change in benefit obligations and plan assets over the comparable periods:

In millions	2016	2015
Change in benefit obligation:
Benefit obligation at beginning of year	$844	$796
Acquisition	—	8
Interest cost	27	31
Actuarial loss	13	45
Benefit payments	(37)	(36)
Settlements	(3)	—
Benefit obligation at end of year	$844	$844

Schedule of Changes in Fair Value of Plan Assets

In millions	2016	2015
Change in plan assets:
Fair value of plan assets at the beginning of the year	$613	$635
Acquisitions	—	5
Actual return on plan assets	26	(13)
Employer contributions	25	22
Benefit payments	(37)	(36)
Settlements	(3)	—
Fair value of plan assets at the end of the year	624	613

Funded status	$(220)	$(231)

Schedule of Net Benefit Costs
The components of net periodic benefit costs for the years ended December 31 are shown below:

In millions	2016	2015	2014
Components of net periodic benefit cost:
Interest cost	$27	$31	$32
Expected return on plan assets	(32)	(33)	(31)
Amortization of net loss	32	21	16
Settlement loss	—	—	3
Service cost	—	—	1
Net periodic pension cost	$27	$19	$21

Schedule of Allocation of Plan Assets
The following tables show the fair value allocation of plan assets by asset category as of December 31, 2016 and 2015.

In millions	Fair value of plan assets at December 31, 2016
	Level 1	Level 2	Level 3	Total
Cash and money market funds	$8	$—	$—	$8
Fixed income funds	3	580	—	583
Equity mutual funds	33	—	—	33
Total assets at fair value	$44	$580	$—	$624

	Fair value of plan assets at December 31, 2015
	Level 1	Level 2	Level 3	Total
Cash and money market funds	$10	$—	$—	$10
Fixed income funds	4	484	—	488
Equity mutual funds	115	—	—	115
Total assets at fair value	$129	$484	$—	$613

Schedule of Expected Benefit Payments
The Company estimates the following future benefit payments which are calculated using the same actuarial assumptions used to measure the benefit obligation as of December 31, 2016:

In millions
2017(1)	$39
2018	52
2019	50
2020	49
2021	61
Thereafter	236
(1) Excludes any payments associated with the ultimate settlement of the terminated plan discussed above.